Income Taxes (Details) - Blade Therapeutics, Inc. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	$ 0.2
Expire year	2035
Valuation allowance	$ 9.0	$ 8.2
Description of ownership change	(generally defined as a greater than 50 percentage points change (by value) in the ownership of its equity over a rolling three-year period)
Unrecognized tax benefits	$ 1.8
Federal [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	$ 126.6
Expire year	2035
Research and development credit carryforwards	$ 4.6
Unrecognized tax benefits comprised	1.3
California [Member]
Income Taxes (Details) [Line Items]
Unrecognized tax benefits comprised	0.5
California [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	16.3
Research and development credit carryforwards	$ 2.2